Financial Instruments - Financial Risk Management - Additional Information (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Percentage of change in discounted present value of cash flows	10.00%
Modifications of contractual cash flows of financial assets	¥ 0	¥ 0
Undiscounted expected credit losses at initial recognition on financial assets	¥ 13,851	¥ 14,881
Change in market value due to interest rate change threshold percent	0.01%
Percentage of increase in market interest rates	1.00%
Percentage of decrease in market interest rates	1.00%